Offsetting Financial Assets and Liabilities - Summary of Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		€ 293,213	€ 342,778
Gross amounts of recognised financial assets offset in the statement of financial position		(221,651)	(268,920)
Net amounts of financial liabilities presented in the statement of financial position		71,562	73,858
Financial instruments		15,822	19,782
Cash and financial instruments pledged as collateral		42,451	35,142
Net amount		13,289	18,934
Deposits from banks [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		72	125
Gross amounts of recognised financial assets offset in the statement of financial position		(8)	(98)
Net amounts of financial liabilities presented in the statement of financial position		64	27
Cash and financial instruments pledged as collateral		4
Net amount		60	27
Deposits from banks [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		4	102
Gross amounts of recognised financial assets offset in the statement of financial position			(95)
Net amounts of financial liabilities presented in the statement of financial position		4	7
Cash and financial instruments pledged as collateral		4
Net amount			7
Deposits from banks [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		68	23
Gross amounts of recognised financial assets offset in the statement of financial position		(8)	(3)
Net amounts of financial liabilities presented in the statement of financial position		60	20
Net amount		60	20
Customer deposits [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		168,182	201,305
Gross amounts of recognised financial assets offset in the statement of financial position		(156,222)	(186,963)
Net amounts of financial liabilities presented in the statement of financial position		11,960	14,342
Financial instruments		1,021	36
Net amount		10,939	14,306
Customer deposits [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		209	36
Gross amounts of recognised financial assets offset in the statement of financial position		(209)
Net amounts of financial liabilities presented in the statement of financial position			36
Financial instruments			36
Customer deposits [member] | Corporate deposits [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		11,508	11,773
Gross amounts of recognised financial assets offset in the statement of financial position		(11,022)	(8,595)
Net amounts of financial liabilities presented in the statement of financial position		486	3,178
Net amount		486	3,178
Customer deposits [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		156,465	189,496
Gross amounts of recognised financial assets offset in the statement of financial position		(144,991)	(178,368)
Net amounts of financial liabilities presented in the statement of financial position		11,474	11,128
Financial instruments		1,021
Net amount		10,453	11,128
Financial liabilities at fair value through profit or loss [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		72,801	76,797
Gross amounts of recognised financial assets offset in the statement of financial position		(15,450)	(20,412)
Net amounts of financial liabilities presented in the statement of financial position		57,351	56,385
Financial instruments		20,360	27,888
Cash and financial instruments pledged as collateral		36,094	27,248
Net amount		897	1,249
Financial liabilities at fair value through profit or loss [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		51,445	46,695
Gross amounts of recognised financial assets offset in the statement of financial position		(14,475)	(19,415)
Net amounts of financial liabilities presented in the statement of financial position		36,970	27,280
Financial instruments		1,068	36
Cash and financial instruments pledged as collateral		35,792	27,102
Net amount		110	142
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		21,356	30,102
Gross amounts of recognised financial assets offset in the statement of financial position		(975)	(997)
Net amounts of financial liabilities presented in the statement of financial position		20,381	29,105
Financial instruments		19,292	27,852
Cash and financial instruments pledged as collateral		302	146
Net amount		787	1,107
Financial liabilities at fair value through profit or loss [member] | Non-trading derivatives liabilities [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		46,765	59,510
Gross amounts of recognised financial assets offset in the statement of financial position		(45,251)	(56,975)
Net amounts of financial liabilities presented in the statement of financial position		1,514	2,535
Financial instruments		1,261	2,343
Cash and financial instruments pledged as collateral		125	(153)
Net amount		128	345
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		5,393	5,041
Gross amounts of recognised financial assets offset in the statement of financial position		(4,720)	(4,472)
Net amounts of financial liabilities presented in the statement of financial position		673	569
Financial instruments			28
Net amount		673	541
Impact of enforceable master netting arrangements or similar arrangements [member]
Disclosure of offsetting of financial liabilities [line items]
Financial instruments	[1]	(6,820)	(10,513)
Cash and financial instruments pledged as collateral	[1]	6,228	8,047
Net amount	[1]	592	2,466
Impact of enforceable master netting arrangements or similar arrangements [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial instruments	[1]	(6,820)	(10,513)
Cash and financial instruments pledged as collateral	[1]	6,228	8,047
Net amount	[1]	€ 592	€ 2,466

[1]	The line 'Impact of enforceable master netting agreements or similar arrangements' contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.